CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)	Dec. 31, 2020 VND (₫)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	₫ 2,382,144	$ 98,192,251	₫ 4,095,472	[1]	$ 167,700,000	₫ 1,634,152		₫ 4,271,400		₫ 3,024,916
Short-term restricted cash	368,340	15,183,017	102,932	[1]		152,105
Long-term restricted cash	931,279	38,387,428	660,363	[1]		521,396
Total cash, cash equivalent and restricted cash presented in the interim condensed consolidated statements of cash flow	₫ 3,681,763	$ 151,762,696	₫ 4,858,767		$ 200,278,937	₫ 2,307,653	[1]	₫ 4,361,631	[1]	₫ 3,024,916	₫ 827,742

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).